DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES [Abstract]
Dividends paid	$ 0	$ 0	$ 0
Dividends proposed or declared	$ 0	$ 0	$ 0